Key Management Personnel Disclosures (Details) - Schedule of Total Remuneration Paid or Payable to the Directors and Senior Management - Consolidated [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key Management Personnel Disclosures (Details) - Schedule of Total Remuneration Paid or Payable to the Directors and Senior Management [Line Items]
Short-term employee benefits	$ 423,187	$ 842,729	$ 1,401,637
Post-employment benefits			4,500
Total	$ 423,187	$ 842,729	$ 1,406,137